NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2018
NET INCOME (LOSS) PER SHARE
Schedule of calculation of net income (loss) per share

	For the years ended March 31,
	2016	2017	2018

Numerator:
Net income/(loss) attributable to iKang Guobin Healthcare Group, Inc	$18,325	$(11,251)	$(17,309)

Net income/(loss) attributed to common shareholders for computing net income per common share- basic and diluted	18,325	$(11,251)	$(17,309)

Denominator:

Weighted average shares outstanding used in computing diluted net income per common share
Basic	33,583,005	34,060,579	34,295,160

Diluted	34,235,542	34,060,579	34,295,160

Net income/(loss) per common share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic	$0.55	$(0.33)	$(0.50)

Diluted	$0.54	$(0.33)	$(0.50)